Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SEPTEMBER 24, 2024SUPPLEMENT TOHARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(a) Under the heading “The Hartford MidCap Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, effective December 31, 2024, the first paragraph is revised as follows:(i) The third and fourth sentences in the first paragraph are deleted in their entirety and replaced with the following:Wellington Management seeks to invest in quality companies with sustainable growth potential.(ii) The reference to S&P MidCap 400 Index in the first paragraph is replaced with the Russell Midcap Growth Index.(b) Under the heading “The Hartford MidCap Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following risk is added after “Sector Risk” effective December 31, 2024:Growth Investing Style Risk – If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.(c) Effective December 31, 2024, the Russell Midcap Growth Index, The Hartford MidCap Fund’s current secondary performance index, will replace the S&P MidCap 400 Index as its performance index. The Russell 3000 Index will continue to serve as The Hartford MidCap Fund’s regulatory index and provide a broad measure of market performance. Accordingly, under the heading “The Hartford MidCap Fund Summary Section – Past Performance – Average Annual Total Returns” in the above referenced Statutory Prospectus, the following disclosure is added effective immediately:Effective December 31, 2024, the Russell Midcap Growth Index, the Fund’s current secondary performance index, will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Hartford MidCap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SEPTEMBER 24, 2024SUPPLEMENT TOHARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(a) Under the heading “The Hartford MidCap Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, effective December 31, 2024, the first paragraph is revised as follows:(i) The third and fourth sentences in the first paragraph are deleted in their entirety and replaced with the following:Wellington Management seeks to invest in quality companies with sustainable growth potential.(ii) The reference to S&P MidCap 400 Index in the first paragraph is replaced with the Russell Midcap Growth Index.(b) Under the heading “The Hartford MidCap Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following risk is added after “Sector Risk” effective December 31, 2024:Growth Investing Style Risk – If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.(c) Effective December 31, 2024, the Russell Midcap Growth Index, The Hartford MidCap Fund’s current secondary performance index, will replace the S&P MidCap 400 Index as its performance index. The Russell 3000 Index will continue to serve as The Hartford MidCap Fund’s regulatory index and provide a broad measure of market performance. Accordingly, under the heading “The Hartford MidCap Fund Summary Section – Past Performance – Average Annual Total Returns” in the above referenced Statutory Prospectus, the following disclosure is added effective immediately:Effective December 31, 2024, the Russell Midcap Growth Index, the Fund’s current secondary performance index, will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 31, 2024, the Russell Midcap Growth Index, the Fund’s current secondary performance index, will replace the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.
The Hartford MidCap Fund | Growth Investing Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Style Risk – If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.